Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions	1 Months Ended							5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) defendant pensionFund	Jun. 30, 2019 CHF (SFr)	May 31, 2019 EUR (€) settlement	Sep. 30, 2013 GBP (£)	May 31, 2021 USD ($)	Jul. 01, 2007 lawsuits	Dec. 31, 2021 GBP (£) lawsuits settlement plaintiff	Dec. 31, 2021 USD ($) lawsuits settlement plaintiff	Dec. 31, 2021 EUR (€) lawsuits settlement plaintiff	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £										£ 154			£ 76		£ 264
FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																					2
Financial penalty warning | £							£ 50
USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of settlements with court approval | settlement										2	2	2
USD LIBOR cases in MDL court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits																				3
Damages sought | $																				$ 100.0
USD LIBOR cases in MDL court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct | $		$ 7.5						$ 7.1			$ 20.0
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits																		2
Forex investigations
Disclosure of contingent liabilities [line items]
Litigation and conduct | $																			$ 2,380.0
Forex investigations | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct					SFr 27	€ 210
Forex investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Litigation and conduct | €	€ 54
Number of settlements with court approval | settlement						2
Consolidated FX action | SEC | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Litigation and conduct | $																	$ 384.0
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits										2	2	2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Litigation and conduct | €												€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									4	2	2	2
Number of settlements with court approval | settlement										1	1	1
Revenue | $											$ 2,100.0
Number of lawsuits dismissed | settlement										1	1	1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Litigation and conduct | $				$ 32.5
Number of defendants | defendant				6
Asset-backed debt instruments held | $				$ 22.0										$ 22.0
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund				2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | lawsuits										1	1	1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits										2	2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits										3	3	3
Government and agency securities civil actions and related matters | Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Litigation and conduct | $																	$ 5.7
Government and agency securities civil actions and related matters | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Litigation and conduct | $														$ 87.0
BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved | $			$ 3.3																		$ 298.0
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits										6	6	6
Number of lawsuits dismissed | lawsuits										3	3	3
Number of plaintiffs | plaintiff										4,000	4,000	4,000
Number of lawsuits subject to appeal | lawsuits										1	1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought | lawsuits										2	2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Damages sought | £										£ 329
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £																						£ 37
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Damages sought | £																£ 181
HMRC assessments concerning UK VAT | Barclays Bank PLC
Disclosure of contingent liabilities [line items]
Damages sought | £																53
HMRC assessments concerning UK VAT | UK Banking Business
Disclosure of contingent liabilities [line items]
Damages sought | £																£ 128